GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 90.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

HONG KONG -- 68.1%

SECURITY                                  SHARES           VALUE
Airport Development / Maintenance -- 1.1%
----------------------------------------------------------------------
Beijing Capital International Airport
Co., Ltd.                                      3,600,000   $   876,957
Engage in aeronautical and
non-aeronautical businesses at the
Beijing Airport.
----------------------------------------------------------------------
                                                           $   876,957
----------------------------------------------------------------------
Auto manufacturer -- 1.3%
----------------------------------------------------------------------
Brilliance China Automotive Holdings,
Ltd.                                           5,974,000   $ 1,034,001
One of China's largest mini-bus
manufacturers.
----------------------------------------------------------------------
                                                           $ 1,034,001
----------------------------------------------------------------------
Banks -- 9.0%
----------------------------------------------------------------------
Bank of East Asia, Ltd.                          414,000   $   947,460
A domestic bank that provides banking
and financial services mainly in Hong
Kong.
HSBC Holdings PLC                                525,200     6,144,403
One of the largest banking and financial
services organizations in the world.
----------------------------------------------------------------------
                                                           $ 7,091,863
----------------------------------------------------------------------
Building - Heavy Construction -- 0.8%
----------------------------------------------------------------------
Hong Kong Construction Holdings, Ltd.(1)       2,208,000   $   257,610
Construction and property development
and investment mainly in the People's
Republic of China.
New World Infrastructure                         735,400       386,571
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information
infrastructure projects.
----------------------------------------------------------------------
                                                           $   644,181
----------------------------------------------------------------------
Commercial Services -- 1.5%
----------------------------------------------------------------------
Cosco Pacific, Ltd.                            2,250,000   $ 1,197,162
Container leasing, handling and storage
business, container terminal operations.
----------------------------------------------------------------------
                                                           $ 1,197,162
----------------------------------------------------------------------
Distribution / Wholesale -- 3.3%
----------------------------------------------------------------------
Digital China Holdings, Ltd.(1)                1,819,000   $   565,544
Distribution of foreign brand IT
products and provision of system
integration services.

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Distribution / Wholesale (continued)
----------------------------------------------------------------------
Li & Fung Ltd.                                 1,580,000   $ 2,015,590
One of the largest global intermediators
between garment suppliers and retailers.
----------------------------------------------------------------------
                                                           $ 2,581,134
----------------------------------------------------------------------
Diversified Financial Services -- 1.4%
----------------------------------------------------------------------
China Everbright, Ltd.                         1,902,000   $ 1,109,543
Involved in banking, insurance, and
securities operations in China.
----------------------------------------------------------------------
                                                           $ 1,109,543
----------------------------------------------------------------------
Diversified Operations -- 12.0%
----------------------------------------------------------------------
Beijing Enterprises Holdings, Ltd.               442,000   $   456,184
A conglomerate that engages in consumer
products, telecom equipment,
transportation infrastructure, tourism
and property investment in Beijing.
China Resources Enterprises Ltd.                 936,000     1,092,042
A red-chip conglomerate involved in
property development and investment,
beverages, petroleum and chemicals, food
processing, distribution and retail.
Citic Pacific, Ltd.                              158,000       350,449
Diversified company engaged in
infrastructure, trading, and
distribution, property and
industrial manufacturing.
Hutchison Whampoa                                633,000     5,396,938
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
Wharf Holdings, Ltd.                           1,085,000     2,183,994
Diversified company with interests in
property development and investments,
terminals and warehousing, public
transportation and communications.
----------------------------------------------------------------------
                                                           $ 9,479,607
----------------------------------------------------------------------
Electric - Generation -- 3.0%
----------------------------------------------------------------------
Beijing Datang Power Generation Co.,
Ltd.                                           2,900,000   $   975,999
Aquire, own and operate coal-fired power
plants in China.
Huaneng Power International, Inc.              2,500,000     1,378,258
Largest independant power generation
company in China.
----------------------------------------------------------------------
                                                           $ 2,354,257
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.5%
----------------------------------------------------------------------
Johnson Electric Holdings, Ltd.                  416,000   $   496,019
One of the largest micro-motor producers
in the world.
Varitronix International Ltd.                  1,520,000       711,309
Designs, manufactures and sells liquid
crystal displays and related products.
----------------------------------------------------------------------
                                                           $ 1,207,328
----------------------------------------------------------------------
Finance - Other Services -- 1.0%
----------------------------------------------------------------------
Hong Kong Exchange and Clearing                  658,000   $   826,750
Engaged in the stock exchange, futures
exchange, and securities clearing
services in Hong Kong.
----------------------------------------------------------------------
                                                           $   826,750
----------------------------------------------------------------------
Foods -- 2.8%
----------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
Ltd.                                           8,874,000   $ 2,229,963
The company manufactures corn refined
and corn based biochemical products in
China and researches and develops corn
based biochemical products.
----------------------------------------------------------------------
                                                           $ 2,229,963
----------------------------------------------------------------------
Industrial / Manufacturing -- 0.0%
----------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                            1,800,000   $         0
Diversified company with interests in
property and investment, public
transportation, trading and
hotel operations.
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Insurance -- 1.0%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                      1,996,000   $   825,301
Underwriting and broking of reinsurance
business; underwriting of life and
general insurance business in China.
----------------------------------------------------------------------
                                                           $   825,301
----------------------------------------------------------------------
Mining -- 1.8%
----------------------------------------------------------------------
Yanzhou Coal Mining Co., Ltd.                  4,638,000   $ 1,397,400
Underground mining of prime quality coal
from its mines in Shangdong Province.
----------------------------------------------------------------------
                                                           $ 1,397,400
----------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Oil Companies-Integrated -- 3.2%
----------------------------------------------------------------------
PetroChina Co., Ltd.                          12,388,000   $ 2,525,343
An integrated oil and gas company with
operations in China.
----------------------------------------------------------------------
                                                           $ 2,525,343
----------------------------------------------------------------------
Real Estate Operating / Development -- 10.1%
----------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                       560,000   $ 5,169,430
Property development and construction.
New World China Land, Ltd. (1)                 2,038,000       738,150
Property development and investment in
various provinces in the People's
Republic of China.
Sun Hung Kai Properties, Ltd.                    238,000     2,067,323
Property development and investment,
hotel ownership.
----------------------------------------------------------------------
                                                           $ 7,974,903
----------------------------------------------------------------------
Retail - Apparel -- 1.6%
----------------------------------------------------------------------
Giordano International Ltd.                    2,620,000   $ 1,268,062
One of Asia's best managed retailing
operations.
----------------------------------------------------------------------
                                                           $ 1,268,062
----------------------------------------------------------------------
Telecommunications - Cellular -- 4.0%
----------------------------------------------------------------------
China Mobile(1)                                1,023,000   $ 3,193,719
The largest mobile operator in China.
----------------------------------------------------------------------
                                                           $ 3,193,719
----------------------------------------------------------------------
Telecommunications - Services -- 2.0%
----------------------------------------------------------------------
China Unicom, Ltd.(1)                          1,278,000   $ 1,597,562
China's second largest
telecommunications provider.
----------------------------------------------------------------------
                                                           $ 1,597,562
----------------------------------------------------------------------
Television -- 1.7%
----------------------------------------------------------------------
Television Broadcasts, Ltd.                      400,000   $ 1,371,848
Hong Kong's dominant Chinese-language TV
program provider.
----------------------------------------------------------------------
                                                           $ 1,371,848
----------------------------------------------------------------------
Transportation -- 2.4%
----------------------------------------------------------------------
China Merchants Holdings                       2,937,000   $ 1,863,937
Engaged in the Industrial and
Infrastructure business.
----------------------------------------------------------------------
                                                           $ 1,863,937
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Travel Services -- 1.6%
----------------------------------------------------------------------
China Travel International Investment,
Ltd.                                           6,546,000   $ 1,250,502
Hotels, passenger transportation and
tour operations in Hong Kong and
People's Republic of China.
----------------------------------------------------------------------
                                                           $ 1,250,502
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $57,040,972)                           $53,901,323
----------------------------------------------------------------------

REPUBLIC OF KOREA -- 6.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 4.0%
----------------------------------------------------------------------
Samsung Electronics                               21,085   $ 3,132,252
World's largest DRAM company and a
leading mobile handset manufacturer.
----------------------------------------------------------------------
                                                           $ 3,132,252
----------------------------------------------------------------------
Financial -- 0.6%
----------------------------------------------------------------------
Samsung Securities Co., Ltd.(1)                   18,000   $   453,167
Korea's leading securities brokerage
company.
----------------------------------------------------------------------
                                                           $   453,167
----------------------------------------------------------------------
Telecommunications - Services -- 1.5%
----------------------------------------------------------------------
Korea Telecom Corp. ADR                           56,800   $ 1,180,872
Monopolistic telecom service provider
for South Korea
----------------------------------------------------------------------
                                                           $ 1,180,872
----------------------------------------------------------------------
Total Republic of Korea
   (identified cost $3,789,514)                            $ 4,766,291
----------------------------------------------------------------------

TAIWAN -- 14.7%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Chemicals - Diversified -- 1.2%
----------------------------------------------------------------------
Nan Ya Plastic                                 1,180,422   $   905,913
Producer of PVC/non-PVC secondary
processed goods, polyester fibers, PCB's
and CCLs.
----------------------------------------------------------------------
                                                           $   905,913
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Chemicals - Plastics -- 1.2%
----------------------------------------------------------------------
Formosa Plastics Corp.                           888,000   $   938,662
One of the world's largest integrated
plastics manufacturers.
----------------------------------------------------------------------
                                                           $   938,662
----------------------------------------------------------------------
Commercial Banks -- 1.1%
----------------------------------------------------------------------
Bank Sinopac                                   2,076,000   $   898,818
The company provides general commercial
and consumer banking, trust and foreign
currency transaction services.
----------------------------------------------------------------------
                                                           $   898,818
----------------------------------------------------------------------
Computers -- 2.8%
----------------------------------------------------------------------
Compal Electronics                             2,445,327   $ 2,223,668
Production of color monitors, portable
computers, terminals and others.
----------------------------------------------------------------------
                                                           $ 2,223,668
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 2.0%
----------------------------------------------------------------------
Asustek Computer, Inc.                           433,872   $ 1,583,199
A large motherboard producer in Taiwan
supplying to Intel.
----------------------------------------------------------------------
                                                           $ 1,583,199
----------------------------------------------------------------------
Electronic Connectors -- 3.2%
----------------------------------------------------------------------
Hon Hai Precision Industry                       656,800   $ 2,539,322
Taiwan's largest connector manufacturer
and one of the largest global PC case
manufacturers.
----------------------------------------------------------------------
                                                           $ 2,539,322
----------------------------------------------------------------------
Power Converters / Power Supply
Equipment -- 0.4%
----------------------------------------------------------------------
Delta Electronics                                223,425   $   329,994
Produces switching power supplies, local
area network components and electrical
parts, filters and electrical magnetic
components.
----------------------------------------------------------------------
                                                           $   329,994
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 2.8%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co.(1)                                         1,212,288   $ 2,246,928
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
Winbond Electronics Corp.                            800           419
The company designs, manufactures and
sells integrated circuits and related
products.
----------------------------------------------------------------------
                                                           $ 2,247,347
----------------------------------------------------------------------
Total Taiwan
   (identified cost $10,959,903)                           $11,666,923
----------------------------------------------------------------------

THAILAND -- 1.4%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electric - Generation -- 1.4%
----------------------------------------------------------------------
Electricity Generating (Foreign)               1,100,000   $ 1,085,650
Involved in privatizing electricity in
Thailand.
----------------------------------------------------------------------
                                                           $ 1,085,650
----------------------------------------------------------------------
Total Thailand
   (identified cost $2,474,939)                            $ 1,085,650
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $74,265,328)                           $71,420,187
----------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

HONG KONG -- 0.0%

SECURITY                                  SHARES           VALUE
Travel Services -- 0.0%
----------------------------------------------------------------------
China Travel International Investment,
Ltd. Warrants, Strike Price HKD 1.22,
Expire 6/30/03                                   803,200   $    44,795
Hotels, passenger transportation and
tour operations in Hong Kong and
People's Republic of China.
----------------------------------------------------------------------
                                                           $    44,795
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $0)                                    $    44,795
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    44,795
----------------------------------------------------------------------
Total Investments -- 90.3%
   (identified cost $74,265,328)                           $71,464,982
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 9.7%                     $ 7,652,529
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $79,117,511
----------------------------------------------------------------------

 Company descriptions are unaudited.

 ADR - American Depositary Receipt

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                      PERCENTAGE
  COMPANY   INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  -----------------------------------------------------------------------------
  HSBC      Banks
    Holdings
    PLC                                                      7.8%    $6,144,403
  Hutchison Diversified Operations
    Whampoa                                                  6.8      5,396,938
  Cheung    Real Estate Operating/ Development
    Kong
    Holdings,
    Ltd.                                                     6.5      5,169,430
  China     Telecommunications - Cellular
   Mobile                                                    4.0      3,193,719
  Samsung   Electronic Components - Miscellaneous
    Electronics                                              4.0      3,132,252
  Hon Hai   Electronic Connectors
    Precision
    Industry                                                 3.2      2,539,322
  PetroChina Oil Companies-Integrated
    Co., Ltd.                                                3.2      2,525,343
  Taiwan    Semiconductor Components/ Integrated
    Semiconductor   Circuits
    Manufacturing
    Co.                                                      2.8      2,246,928
  Global    Foods
    Bio-chem
  Technology
    Group
    Co.,
    Ltd.                                                     2.8      2,229,963
  Compal    Computers
    Electronics                                              2.8      2,223,668

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
Diversified Operations                          12.0%    $ 9,479,607
Real Estate Operating/Development               10.1       7,974,903
Banks                                            9.0       7,091,863
Electronic Components - Miscellaneous            7.5       5,922,779
Electric - Generation                            4.3       3,439,907
Telecommunications - Cellular                    4.0       3,193,719
Telecommunications - Services                    3.5       2,778,434
Distribution/Wholesale                           3.3       2,581,134
Electronic Connectors                            3.2       2,539,322
Oil Companies-Integrated                         3.2       2,525,343

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $74,265,328)         $71,464,982
Cash                                        3,032,993
Foreign currency, at value
   (identified cost, $2,616,167)            2,621,036
Receivable for investments sold             1,863,254
Interest and dividends receivable             142,689
Prepaid expenses                                2,284
-----------------------------------------------------
TOTAL ASSETS                              $79,127,238
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for open forward foreign
   currency contracts                     $        78
Accrued expenses                                9,649
-----------------------------------------------------
TOTAL LIABILITIES                         $     9,727
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $79,117,511
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $81,913,386
Net unrealized depreciation (computed on
   the basis of identified cost)           (2,795,875)
-----------------------------------------------------
TOTAL                                     $79,117,511
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $171,677)                              $  2,086,909
Interest                                        31,070
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  2,117,979
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    888,322
Administration fee                             295,669
Trustees' fees and expenses                     11,476
Legal and accounting services                   63,494
Custodian fee                                  260,545
Miscellaneous                                    6,142
------------------------------------------------------
TOTAL EXPENSES                            $  1,525,648
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    250,216
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    250,216
------------------------------------------------------

NET EXPENSES                              $  1,275,432
------------------------------------------------------

NET INVESTMENT INCOME                     $    842,547
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 13,710,403
   Foreign currency transactions              (360,100)
------------------------------------------------------
NET REALIZED GAIN                         $ 13,350,303
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(70,881,846)
   Foreign currency                              3,888
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(70,877,958)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(57,527,655)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(56,685,108)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2001  AUGUST 31, 2000
--------------------------------------------------------------------------
From operations --
   Net investment income                  $       842,547  $       942,686
   Net realized gain                           13,350,303        9,602,457
   Net change in unrealized
      appreciation (depreciation)             (70,877,958)      32,170,370
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (56,685,108) $    42,715,513
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    50,608,469  $    59,859,330
   Withdrawals                                (83,986,900)    (101,495,501)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   (33,378,431) $   (41,636,171)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $   (90,063,539) $     1,079,342
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   169,181,050  $   168,101,708
--------------------------------------------------------------------------
AT END OF YEAR                            $    79,117,511  $   169,181,050
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2001        2000         1999         1998         1997
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.29%        1.25%        1.23%        1.19%        1.19%
   Expenses after custodian
      fee reduction                  1.08%        1.06%        1.05%        1.07%        1.16%
   Net investment income             0.71%        0.51%        1.08%        1.19%        0.72%
Portfolio Turnover                     35%          34%          57%          42%          48%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $79,118     $169,181     $168,102     $140,649     $537,782
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2001, the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2001, the administrative fee was 0.25% of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $39,008,008 and $68,448,094, respectively, for the year ended August 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 75,129,680
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,710,468
    Gross unrealized depreciation              (17,375,166)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,664,698)
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 2001.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2001.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GREATER CHINA GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2001 and 2000 and the supplementary data for each of the years in the five year period ended August 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 2001, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 5, 2001

EATON VANCE GREATER CHINA GROWTH FUND AS OF AUGUST 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE GREATER CHINA GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

Adaline Mang-Yee Ko
Portfolio Manager

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation